Stockholders' Equity AOCI (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of accumulated other comprehensive loss
Unrecognized pension and postretirement benefit costs, net of tax	$ (17,185)	$ (27,122)	$ (14,126)
Accumulated Other Comprehensive (Loss) Income, foreign currency translation	(16,636)	(9,994)	(4,617)
Total accumulated other comprehensive (loss) income	$ (33,821)	$ (37,116)	$ (18,743)